FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04267
                                   ---------

                   INSTITUTIONAL FIDUCIARY TRUST
                   -----------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          ----------------------------------------------
        (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  6/30
                          ----

Date of reporting period:  9/30/06
                           -------



Item 1. Schedule of Investments.


Institutional Fiduciary Trust

QUARTERLY STATEMENTS OF INVESTMENTS

SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

CONTENTS

Franklin Cash Reserves Fund ...............................................    3

Franklin Structured Large Cap Core Equity Fund ............................    4

Franklin Structured Large Cap Growth Equity Fund ..........................   11

Money Market Portfolio ....................................................   18

Notes to Statements of Investments ........................................   20

The Money Market Portfolios ...............................................   21

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                         Quarterly Statements of Investments | 1

                       This page intentionally left blank.

Institutional Fiduciary Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CASH RESERVES FUND                                                                     SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
  MUTUAL FUND (COST $142,927,704) 100.5%
a The Money Market Portfolio, 5.28% .....................................................      142,927,704     $142,927,704
  OTHER ASSETS, LESS LIABILITIES (0.5)% .................................................                          (675,869)
                                                                                                               ------------
  NET ASSETS 100.0% .....................................................................                      $142,251,835
                                                                                                               ============

a     The rate shown is the annualized seven-day yield at period end.


                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 3

Institutional Fiduciary Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND                                                       SHARES       VALUE
----------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS 100.0%
  COMMERCIAL SERVICES 0.3%
a Dun & Bradstreet Corp. .........................................................................         90    $    6,749
  Omnicom Group Inc. .............................................................................         12         1,123
  SEI Investments Co. ............................................................................         61         3,428
                                                                                                                 ----------
                                                                                                                     11,300
                                                                                                                 ----------
  COMMUNICATIONS 3.5%
  AT&T Inc. ......................................................................................      1,234        40,179
  BellSouth Corp. ................................................................................        472        20,178
  CenturyTel Inc. ................................................................................         93         3,689
  Embarq Corp. ...................................................................................        377        18,236
  Verizon Communications Inc. ....................................................................        928        34,457
                                                                                                                 ----------
                                                                                                                    116,739
                                                                                                                 ----------
  CONSUMER DURABLES 1.7%
  Black & Decker Corp. ...........................................................................        221        17,536
  Brookfield Homes Corp. .........................................................................        221         6,224
  Ford Motor Co. .................................................................................        403         3,260
  Furniture Brands International Inc. ............................................................          8           152
a Marvel Entertainment Inc. ......................................................................      1,241        29,958
a Tenneco Inc. ...................................................................................         57         1,333
                                                                                                                 ----------
                                                                                                                     58,463
                                                                                                                 ----------
  CONSUMER NON-DURABLES 8.7%
  Altria Group Inc. ..............................................................................        448        34,294
  Anheuser-Busch Cos. Inc. .......................................................................        536        25,465
  The Coca-Cola Co. ..............................................................................      1,147        51,248
  Colgate-Palmolive Co. ..........................................................................        511        31,733
a Columbia Sportswear Co. ........................................................................        212        11,836
  General Mills Inc. .............................................................................        354        20,036
a Guess? Inc. ....................................................................................        125         6,066
  K-Swiss Inc., A ................................................................................        157         4,720
  Loews Corp. - Carolina Group ...................................................................         37         2,050
  PepsiCo Inc. ...................................................................................        523        34,131
  The Procter & Gamble Co. .......................................................................        934        57,889
  Reynolds American Inc. .........................................................................          6           372
  VF Corp. .......................................................................................        105         7,660
  Wolverine World Wide Inc. ......................................................................         93         2,633
  Yankee Candle Co. Inc. .........................................................................         46         1,346
                                                                                                                 ----------
                                                                                                                    291,479
                                                                                                                 ----------
  CONSUMER SERVICES 2.2%
a Apollo Group Inc., A ...........................................................................         51         2,511
  Avis Budget Group Inc. .........................................................................          8           146
  CBS Corp., B ...................................................................................        219         6,169
  Clear Channel Communications Inc. ..............................................................        175         5,049
a Comcast Corp. ..................................................................................        181         6,670
  Gannett Co. Inc. ...............................................................................         21         1,193
a Liberty Media Holding Corp.-Capital, A .........................................................         96         8,023
  Meredith Corp. .................................................................................        180         8,879


4 | Quarterly Statements of Investments

Institutional Fiduciary Trust

----------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND                                                       SHARES       VALUE
----------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  CONSUMER SERVICES (CONTINUED)
a Papa John's International Inc. .................................................................         24    $      867
  Time Warner Inc. ...............................................................................        128         2,334
a Viacom Inc., B .................................................................................        219         8,142
  The Walt Disney Co. ............................................................................        767        23,708
a Wyndham Worldwide Corp. ........................................................................         17           476
                                                                                                                 ----------
                                                                                                                     74,167
                                                                                                                 ----------
  DISTRIBUTION SERVICES 1.4%
  Cardinal Health Inc. ...........................................................................        118         7,758
  CDW Corp. ......................................................................................        122         7,525
  McKesson Corp. .................................................................................         81         4,270
a WESCO International Inc. .......................................................................        443        25,707
                                                                                                                 ----------
                                                                                                                     45,260
                                                                                                                 ----------
  ELECTRONIC TECHNOLOGY 11.4%
a Agilent Technologies Inc. ......................................................................        378        12,357
a Apple Computer Inc. ............................................................................        156        12,017
  Applied Materials Inc. .........................................................................        405         7,181
a Atheros Communications .........................................................................        582        10,552
  The Boeing Co. .................................................................................        477        37,611
a Cisco Systems Inc. .............................................................................      2,163        49,749
a Dell Inc. ......................................................................................        992        22,657
  General Dynamics Corp. .........................................................................        380        27,235
  Hewlett-Packard Co. ............................................................................        343        12,585
  Intel Corp. ....................................................................................      1,909        39,268
a Komag Inc. .....................................................................................        132         4,219
a Lam Research Corp. .............................................................................        764        34,632
a Lexmark International Inc., A ..................................................................        499        28,772
  Lockheed Martin Corp. ..........................................................................        289        24,871
  Motorola Inc. ..................................................................................         90         2,250
  National Semiconductor Corp. ...................................................................        310         7,294
a NCR Corp. ......................................................................................        132         5,211
  Nokia Corp., ADR (Finland) .....................................................................        937        18,450
a Plexus Corp. ...................................................................................         73         1,402
a QLogic Corp. ...................................................................................        640        12,096
  Texas Instruments Inc. .........................................................................        116         3,857
  Xilinx Inc. ....................................................................................        112         2,458
a Zoran Corp. ....................................................................................        293         4,711
                                                                                                                 ----------
                                                                                                                    381,435
                                                                                                                 ----------
  ENERGY MINERALS 8.1%
  Anadarko Petroleum Corp. .......................................................................        110         4,821
  Apache Corp. ...................................................................................        220        13,904
  Chevron Corp. ..................................................................................        299        19,393
  Exxon Mobil Corp. ..............................................................................      1,994       133,797
  Frontier Oil Corp. .............................................................................        270         7,177
  Marathon Oil Corp. .............................................................................        184        14,150
  Pogo Producing Co. .............................................................................          1            41
  Royal Dutch Shell PLC, A, ADR (United Kingdom) .................................................        133         8,791


                                         Quarterly Statements of Investments | 5

Institutional Fiduciary Trust

----------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND                                                       SHARES       VALUE
----------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  ENERGY MINERALS (CONTINUED)
  Sunoco Inc. ....................................................................................        344    $   21,393
  Tesoro Corp. ...................................................................................        346        20,061
  Valero Energy Corp. ............................................................................        266        13,691
  Western Refining Inc. ..........................................................................        632        14,688
                                                                                                                 ----------
                                                                                                                    271,907
                                                                                                                 ----------
  FINANCE 21.6%
  Advance America Cash Advance Centers Inc. ......................................................        767        11,060
a Affiliated Managers Group Inc. .................................................................         50         5,005
  AFLAC Inc. .....................................................................................        760        34,778
  The Allstate Corp. .............................................................................        125         7,841
  American Express Co. ...........................................................................         64         3,589
  American International Group Inc. ..............................................................        275        18,221
a AmeriCredit Corp. ..............................................................................        467        11,670
  Ameriprise Financial Inc. ......................................................................        149         6,988
  Assurant Inc. ..................................................................................        659        35,197
  Bank of America Corp. ..........................................................................      1,203        64,445
  The Bank of New York Co. Inc. ..................................................................        263         9,273
a Berkshire Hathaway Inc., B .....................................................................          1         3,174
  BlackRock Inc., A ..............................................................................         41         6,109
  Capital One Financial Corp. ....................................................................        327        25,722
  Chubb Corp. ....................................................................................        480        24,941
  Citigroup Inc. .................................................................................      1,870        92,883
  Commerce Group Inc. ............................................................................        234         7,032
  Doral Financial Corp. (Puerto Rico) ............................................................        261         1,720
  Fannie Mae .....................................................................................        442        24,712
  Fidelity National Financial Inc. ...............................................................          6           250
a FirstFed Financial Corp. .......................................................................         65         3,687
  Genworth Financial Inc., A .....................................................................        219         7,667
  The Goldman Sachs Group Inc. ...................................................................        235        39,755
  Hartford Financial Services Group Inc. .........................................................         41         3,557
  HCC Insurance Holdings Inc. ....................................................................        183         6,017
  JPMorgan Chase & Co. ...........................................................................        157         7,373
  Lehman Brothers Holdings Inc. ..................................................................         96         7,091
  M&T Bancorp ....................................................................................         91        10,916
  MGIC Investment Corp. ..........................................................................         38         2,279
  Morgan Stanley .................................................................................        121         8,822
  Nationwide Financial Services Inc., A ..........................................................        235        11,303
a NCO Group Inc. .................................................................................         57         1,494
  Northern Trust Corp. ...........................................................................         77         4,499
  Nuveen Investments Inc., A .....................................................................        386        19,775
  Old Republic International Corp. ...............................................................        563        12,470
  Protective Life Corp. ..........................................................................        101         4,621
  Prudential Financial Inc. ......................................................................        255        19,444
  Radian Group Inc. ..............................................................................        390        23,400
  SAFECO Corp. ...................................................................................        419        24,692
  Selective Insurance Group Inc. .................................................................        341        17,940
  Wachovia Corp. .................................................................................        122         6,808


6 | Quarterly Statements of Investments

Institutional Fiduciary Trust

----------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND                                                       SHARES       VALUE
----------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  FINANCE (CONTINUED)
  Washington Mutual Inc. .........................................................................        417    $   18,127
  Wells Fargo & Co. ..............................................................................      1,192        43,127
  W. R. Berkley Corp. ............................................................................        635        22,473
  Zenith National Insurance Corp. ................................................................        140         5,585
                                                                                                                 ----------
                                                                                                                    727,532
                                                                                                                 ----------
  HEALTH SERVICES 2.9%
  Aetna Inc. .....................................................................................         68         2,689
a AMERIGROUP Corp. ...............................................................................        136         4,019
a Apria Healthcare Group Inc. ....................................................................         25           493
  CIGNA Corp. ....................................................................................         16         1,861
a Coventry Health Care Inc. ......................................................................         21         1,082
a Express Scripts Inc. ...........................................................................        220        16,608
a Healthways Inc. ................................................................................         35         1,561
  LCA-Vision Inc. ................................................................................        228         9,419
a Magellan Health Services Inc. ..................................................................         44         1,874
a Molina Healthcare Inc. .........................................................................        296        10,467
a Sierra Health Services Inc. ....................................................................        246         9,309
  UnitedHealth Group Inc. ........................................................................        364        17,909
a WellCare Health Plans Inc. .....................................................................        377        21,349
                                                                                                                 ----------
                                                                                                                     98,640
                                                                                                                 ----------
  HEALTH TECHNOLOGY 10.3%
  Abbott Laboratories ............................................................................        445        21,609
  Alpharma Inc., A ...............................................................................        390         9,122
a Amgen Inc. .....................................................................................        272        19,456
  Bristol-Myers Squibb Co. .......................................................................        608        15,151
a Endo Pharmaceuticals Holdings Inc. .............................................................        631        20,539
a Forest Laboratories Inc. .......................................................................        114         5,770
  Johnson & Johnson ..............................................................................        982        63,771
  Medtronic Inc. .................................................................................        109         5,062
  Merck & Co. Inc. ...............................................................................      1,307        54,763
  Mylan Laboratories Inc. ........................................................................        174         3,503
  Pfizer Inc. ....................................................................................      2,842        80,599
a Waters Corp. ...................................................................................        486        22,006
  Wyeth ..........................................................................................        503        25,573
                                                                                                                 ----------
                                                                                                                    346,924
                                                                                                                 ----------
  INDUSTRIAL SERVICES 0.7%
  Baker Hughes Inc. ..............................................................................         50         3,410
  BJ Services Co. ................................................................................        438        13,197
  Halliburton Co. ................................................................................        200         5,690
a Superior Energy Services Inc. ..................................................................         11           289
                                                                                                                 ----------
                                                                                                                     22,586
                                                                                                                 ----------
  NON-ENERGY MINERALS 2.7%
a Chaparral Steel Co. ............................................................................        322        10,967
  Eagle Materials Inc. ...........................................................................        706        23,778
  Freeport-McMoRan Copper & Gold Inc., B .........................................................        201        10,705


                                         Quarterly Statements of Investments | 7

Institutional Fiduciary Trust

----------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND                                                       SHARES       VALUE
----------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  NON-ENERGY MINERALS (CONTINUED)
  Louisiana-Pacific Corp. ........................................................................         48    $      901
  Nucor Corp. ....................................................................................        195         9,651
  Phelps Dodge Corp. .............................................................................         65         5,505
  Steel Dynamics Inc. ............................................................................        273        13,773
  United States Steel Corp. ......................................................................        206        11,882
  USEC Inc. ......................................................................................        273         2,632
                                                                                                                 ----------
                                                                                                                     89,794
                                                                                                                 ----------
  PROCESS INDUSTRIES 0.7%
  Agrium Inc. (Canada) ...........................................................................         65         1,754
  The Dow Chemical Co. ...........................................................................        266        10,369
  FMC Corp. ......................................................................................          4           256
  Georgia Gulf Corp. .............................................................................         85         2,331
  Westlake Chemical Corp. ........................................................................        283         9,059
                                                                                                                 ----------
                                                                                                                     23,769
                                                                                                                 ----------
  PRODUCER MANUFACTURING 8.0%
  3M Co. .........................................................................................        524        38,996
  Autoliv Inc. (Sweden) ..........................................................................        191        10,526
a Energizer Holdings Inc. ........................................................................        360        25,916
  Freightcar America Inc. ........................................................................        211        11,183
  General Electric Co. ...........................................................................      1,769        62,446
  Honeywell International Inc. ...................................................................        118         4,826
  Masco Corp. ....................................................................................        332         9,103
a Mettler-Toledo International Inc. (Switzerland) ................................................        438        28,974
  Nordson Corp. ..................................................................................        389        15,506
  Simpson Manufacturing Co. Inc. .................................................................        230         6,217
a Terex Corp. ....................................................................................        266        12,029
  Textron Inc. ...................................................................................        167        14,612
  Toro Co. .......................................................................................          6           253
a TRW Automotive Holdings Corp. ..................................................................        201         4,838
  Tyco International Ltd. ........................................................................        100         2,799
  United Technologies Corp. ......................................................................        318        20,145
                                                                                                                 ----------
                                                                                                                    268,369
                                                                                                                 ----------
  REAL ESTATE DEVELOPMENT 0.0% b
a Realogy Corp. ..................................................................................         22           499
                                                                                                                 ----------
  REAL ESTATE INVESTMENT TRUSTS 1.5%
  American Home Mortgage Investment Corp. ........................................................        349        12,170
  FelCor Lodging Trust Inc. ......................................................................        599        12,010
  New Century Financial Corp. ....................................................................        292        11,479
  PS Business Parks Inc. .........................................................................        225        13,567
                                                                                                                 ----------
                                                                                                                     49,226
                                                                                                                 ----------
  RETAIL TRADE 5.2%
  American Eagle Outfitters Inc. .................................................................         26         1,140
a AnnTaylor Stores Corp. .........................................................................         32         1,340
  Best Buy Co. Inc. ..............................................................................         86         4,606
  Christopher & Banks Corp. ......................................................................        475        14,003


8 | Quarterly Statements of Investments

Institutional Fiduciary Trust

----------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND                                                       SHARES       VALUE
----------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  RETAIL TRADE (CONTINUED)
a Dress Barn Inc. ................................................................................        190    $    4,146
  The Gap Inc. ...................................................................................        120         2,274
  Group 1 Automotive Inc. ........................................................................        371        18,513
  The Home Depot Inc. ............................................................................        354        12,840
  J.C. Penney Co. Inc. ...........................................................................         83         5,676
a Kohl's Corp. ...................................................................................         36         2,337
  Limited Brands Inc. ............................................................................        253         6,702
  Lowe's Cos. Inc. ...............................................................................        140         3,928
a Office Depot Inc. ..............................................................................        297        11,791
  OfficeMax Inc. .................................................................................        145         5,907
a Payless ShoeSource Inc. ........................................................................         14           349
a Rent-A-Center Inc. .............................................................................        150         4,394
  Ross Stores Inc. ...............................................................................        481        12,222
  The Sherwin-Williams Co. .......................................................................        116         6,470
  Target Corp. ...................................................................................         94         5,193
  Wal-Mart Stores Inc. ...........................................................................      1,012        49,912
  Williams-Sonoma Inc. ...........................................................................         54         1,749
                                                                                                                 ----------
                                                                                                                    175,492
                                                                                                                 ----------
  TECHNOLOGY SERVICES 6.2%
  Accenture Ltd., A ..............................................................................         91         2,885
a Alliance Data Systems Corp. ....................................................................         14           773
a CSG Systems International Inc. .................................................................        161         4,255
a EarthLink Inc. .................................................................................      1,858        13,508
  Fair Isaac Corp. ...............................................................................         27           987
  First Data Corp. ...............................................................................         91         3,822
  Global Payments Inc. ...........................................................................        226         9,946
a InfoSpace Inc. .................................................................................        120         2,213
  International Business Machines Corp. ..........................................................        516        42,281
a Intuit Inc. ....................................................................................        366        11,745
  Microsoft Corp. ................................................................................      2,850        77,890
a MicroStrategy Inc. .............................................................................        114        11,609
a Oracle Corp. ...................................................................................        459         8,143
a RealNetworks Inc. ..............................................................................        916         9,719
  United Online Inc. .............................................................................         72           877
a VeriSign Inc. ..................................................................................        371         7,494
                                                                                                                 ----------
                                                                                                                    208,147
                                                                                                                 ----------
  TRANSPORTATION 0.6%
a American Commercial Lines Inc. .................................................................         35         2,081
a AMR Corp. ......................................................................................          9           208
a EGL Inc. .......................................................................................        453        16,508
a Genesee & Wyoming Inc. .........................................................................         14           325
a Swift Transportation Co. Inc. ..................................................................         49         1,162
                                                                                                                 ----------
                                                                                                                     20,284
                                                                                                                 ----------
  UTILITIES 2.3%
  Cleco Corp. ....................................................................................        119         3,004
  Entergy Corp. ..................................................................................        201        15,724


                                         Quarterly Statements of Investments | 9

Institutional Fiduciary Trust

----------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND                                                       SHARES       VALUE
----------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  UTILITIES (CONTINUED)
  Exelon Corp. ...................................................................................        104    $    6,296
  PG&E Corp. .....................................................................................        382        15,910
  TXU Corp. ......................................................................................        594        37,137
                                                                                                                 ----------
                                                                                                                     78,071
                                                                                                                 ----------
  TOTAL COMMON STOCKS (COST $3,019,986) ..........................................................                3,360,083
                                                                                                                 ----------
  SHORT TERM INVESTMENT (COST $89) 0.0% b
  MONEY MARKET FUND 0.0% b
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.95% ...........................         89            89
                                                                                                                 ----------
  TOTAL INVESTMENTS (COST $3,020,075) 100.0% .....................................................                3,360,172
  OTHER ASSETS, LESS LIABILITIES 0.0% b ..........................................................                    1,159
                                                                                                                 ----------
  NET ASSETS 100.0% ..............................................................................               $3,361,331
                                                                                                                 ==========

See Selected Portfolio Abbreviations on page 19.

a     Non-income producing for the twelve months ended September 30, 2006.

b     Rounds to less than 0.1% of net assets.

c The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


10 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Institutional Fiduciary Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND                                     COUNTRY         SHARES       VALUE
----------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS 97.9%
  COMMERCIAL SERVICES 1.1%
  Moody's Corp. ................................................................    United States         204    $   13,338
  Robert Half International Inc. ...............................................    United States         554        18,819
a Wright Express Corp. .........................................................    United States           9           217
                                                                                                                 ----------
                                                                                                                     32,374
                                                                                                                 ----------
  COMMUNICATIONS 2.3%
  America Movil SA de CV, L, ADR ...............................................        Mexico            420        16,535
  AT&T Inc. ....................................................................    United States         204         6,642
  Embarq Corp. .................................................................    United States          16           774
a NII Holdings Inc. ............................................................    United States         290        18,027
  Partner Communications Co. Ltd., ADR .........................................        Israel            814         7,961
  Sprint Nextel Corp. ..........................................................    United States         320         5,488
  Telefonos de Mexico SA de CV, L, ADR .........................................        Mexico            533        13,634
                                                                                                                 ----------
                                                                                                                     69,061
                                                                                                                 ----------
  CONSUMER DURABLES 1.2%
  Eastman Kodak Co. ............................................................    United States          51         1,142
a Electronic Arts Inc. .........................................................    United States         162         9,020
  Ethan Allen Interiors Inc. ...................................................    United States         196         6,793
  Ford Motor Co. ...............................................................    United States         265         2,144
  Furniture Brands International Inc. ..........................................    United States         167         3,180
  Harman International Industries Inc. .........................................    United States         101         8,428
a Meritage Homes Corp. .........................................................    United States         132         5,493
a Toll Brothers Inc. ...........................................................    United States           4           112
                                                                                                                 ----------
                                                                                                                     36,312
                                                                                                                 ----------
  CONSUMER NON-DURABLES 8.1%
  American Greetings Corp., A ..................................................    United States         120         2,774
  Anheuser-Busch Cos. Inc. .....................................................    United States          71         3,373
  Clorox Co. ...................................................................    United States         137         8,631
  The Coca-Cola Co. ............................................................    United States         591        26,406
  Coca-Cola Femsa SA de CV, L, ADR .............................................        Mexico             47         1,470
a Guess? Inc. ..................................................................    United States          78         3,785
  K-Swiss Inc., A ..............................................................    United States         200         6,012
  Loews Corp. - Carolina Group .................................................    United States         285        15,786
  PepsiCo Inc. .................................................................    United States         704        45,943
  Phillips-Van Heusen Corp. ....................................................    United States          54         2,256
  The Procter & Gamble Co. .....................................................    United States       1,956       121,233
  Reynolds American Inc. .......................................................    United States          48         2,974
  Yankee Candle Co. Inc. .......................................................    United States         132         3,864
                                                                                                                 ----------
                                                                                                                    244,507
                                                                                                                 ----------
  CONSUMER SERVICES 3.7%
a Apollo Group Inc., A .........................................................    United States         115         5,663
a eBay Inc. ....................................................................    United States         306         8,678
  Entercom Communications Corp. ................................................    United States         148         3,730
  Gannett Co. Inc. .............................................................    United States          45         2,557
  Hilton Hotels Corp. ..........................................................    United States         305         8,494
  IHOP Corp. ...................................................................    United States           2            93


                                        Quarterly Statements of Investments | 11

Institutional Fiduciary Trust

----------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND                                     COUNTRY         SHARES       VALUE
----------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  CONSUMER SERVICES (CONTINUED)
  International Game Technology ................................................    United States         110    $    4,565
  Intrawest Corp. ..............................................................        Canada            230         7,944
a Jack in the Box Inc. .........................................................    United States          32         1,670
  Landry's Restaurants Inc. ....................................................    United States         228         6,874
a Scholastic Corp. .............................................................    United States         123         3,831
a Univision Communications Inc., A .............................................    United States         517        17,754
a Vail Resorts Inc. ............................................................    United States         179         7,164
a Viacom Inc., B ...............................................................    United States         267         9,927
  The Walt Disney Co. ..........................................................    United States         727        22,471
                                                                                                                 ----------
                                                                                                                    111,415
                                                                                                                 ----------
  DISTRIBUTION SERVICES 1.5%
  AmerisourceBergen Corp. ......................................................    United States         127         5,740
  Cardinal Health Inc. .........................................................    United States          65         4,273
a Performance Food Group Co. ...................................................    United States         399        11,208
  Sysco Corp. ..................................................................    United States         717        23,984
                                                                                                                 ----------
                                                                                                                     45,205
                                                                                                                 ----------
  ELECTRONIC TECHNOLOGY 16.7%
a Agilent Technologies Inc. ....................................................    United States          84         2,746
a Apple Computer Inc. ..........................................................    United States         375        28,886
  Applied Materials Inc. .......................................................    United States       1,397        24,769
a Ase Test Ltd. ................................................................        Taiwan            479         4,091
  The Boeing Co. ...............................................................    United States         476        37,533
a Brocade Communications Systems Inc. ..........................................    United States         746         5,267
a Cisco Systems Inc. ...........................................................    United States       4,519       103,937
a Dell Inc. ....................................................................    United States       2,096        47,873
a EMC Corp. ....................................................................    United States         635         7,607
  Harris Corp. .................................................................    United States         297        13,213
  Intel Corp. ..................................................................    United States       4,075        83,823
  KLA-Tencor Corp. .............................................................    United States         161         7,160
a Lam Research Corp. ...........................................................    United States         310        14,052
  Linear Technology Corp. ......................................................    United States         655        20,384
a Network Appliance Inc. .......................................................    United States          63         2,332
  Nokia Corp., ADR .............................................................       Finland            665        13,094
a Powerwave Technologies Inc. ..................................................    United States         368         2,797
  QUALCOMM Inc. ................................................................    United States         969        35,223
  Rockwell Automation Inc. .....................................................    United States         214        12,433
a Silicon Laboratories Inc. ....................................................    United States          34         1,055
  Siliconware Precision Industries Co. Ltd., ADR ...............................        Taiwan            369         2,195
a Sycamore Networks Inc. .......................................................    United States       1,809         6,838
  Texas Instruments Inc. .......................................................    United States          33         1,097
a Trident Microsystems Inc. ....................................................    United States         140         3,256
a Varian Inc. ..................................................................    United States         342        15,687
  Xilinx Inc. ..................................................................    United States         199         4,368
                                                                                                                 ----------
                                                                                                                    501,716
                                                                                                                 ----------


12 | Quarterly Statements of Investments

Institutional Fiduciary Trust

----------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND                                     COUNTRY         SHARES       VALUE
----------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  ENERGY MINERALS 2.3%
  Devon Energy Corp. ...........................................................    United States         540    $   34,101
  Exxon Mobil Corp. ............................................................    United States         327        21,941
  Frontier Oil Corp. ...........................................................    United States          84         2,233
  Peabody Energy Corp. .........................................................    United States          32         1,177
  Pogo Producing Co. ...........................................................    United States          37         1,515
  Valero Energy Corp. ..........................................................    United States         172         8,853
                                                                                                                 ----------
                                                                                                                     69,820
                                                                                                                 ----------
  FINANCE 8.2%
  AFLAC Inc. ...................................................................    United States         580        26,541
  American Financial Group Inc. ................................................    United States         177         8,307
a AmeriCredit Corp. ............................................................    United States          56         1,399
  AmerUs Group Co. .............................................................    United States           4           272
a Arch Capital Group Ltd. ......................................................    United States         301        19,111
  Aspen Insurance Holdings Ltd. ................................................    United States         289         7,465
a Berkshire Hathaway Inc., B ...................................................    United States           3         9,522
  Calamos Asset Management Inc., A .............................................    United States          37         1,085
  Doral Financial Corp. ........................................................     Puerto Rico          405         2,669
  Downey Financial Corp. .......................................................    United States          73         4,857
a E*TRADE Financial Corp. ......................................................    United States         718        17,175
  Fannie Mae ...................................................................    United States         386        21,581
  FBL Financial Group Inc., A ..................................................    United States         111         3,715
  Federated Investors Inc., B ..................................................    United States          96         3,246
  Fidelity National Financial Inc. .............................................    United States         194         8,080
  First American Corp. .........................................................    United States         174         7,367
  Freddie Mac ..................................................................    United States         120         7,960
  GATX Corp. ...................................................................    United States          12           496
  Golden West Financial Corp. ..................................................    United States         239        18,463
a Knight Capital Group Inc. ....................................................    United States         284         5,169
  LandAmerica Financial Group Inc. .............................................    United States          55         3,618
  Marsh & McLennan Cos. Inc. ...................................................    United States         355         9,993
  MetLife Inc. .................................................................    United States          57         3,231
  Nuveen Investments Inc., A ...................................................    United States          46         2,357
  Ohio Casualty Corp. ..........................................................    United States          52         1,345
  RLI Corp. ....................................................................    United States         137         6,958
  Selective Insurance Group Inc. ...............................................    United States         111         5,840
  StanCorp Financial Group Inc. ................................................    United States          24         1,071
a United Rentals Inc. ..........................................................    United States          31           721
  Wachovia Corp. ...............................................................    United States         104         5,803
  Wells Fargo & Co. ............................................................    United States         892        32,273
  XL Capital Ltd., A ...........................................................       Bermuda             19         1,305
  Zenith National Insurance Corp. ..............................................    United States          14           558
                                                                                                                 ----------
                                                                                                                    249,553
                                                                                                                 ----------
  HEALTH SERVICES 3.9%
  Caremark Rx Inc. .............................................................    United States         415        23,518
  CIGNA Corp. ..................................................................    United States          14         1,629


                                        Quarterly Statements of Investments | 13

Institutional Fiduciary Trust

----------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND                                     COUNTRY         SHARES       VALUE
----------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  HEALTH SERVICES (CONTINUED)
a Community Health Systems Inc. ................................................    United States           6    $      224
a Express Scripts Inc. .........................................................    United States         150        11,324
  HCA Inc. .....................................................................    United States         109         5,438
a Health Net Inc., A ...........................................................    United States          62         2,698
a Kindred Healthcare Inc. ......................................................    United States         263         7,819
a Molina Healthcare Inc. .......................................................    United States          26           919
  Quest Diagnostics Inc. .......................................................    United States          90         5,504
  UnitedHealth Group Inc. ......................................................    United States         404        19,877
a VCA Antech Inc. ..............................................................    United States         200         7,212
a WellPoint Inc. ...............................................................    United States         400        30,820
                                                                                                                 ----------
                                                                                                                    116,982
                                                                                                                 ----------
  HEALTH TECHNOLOGY 14.0%
  Abbott Laboratories ..........................................................    United States         445        21,609
a Alkermes Inc. ................................................................    United States          63           999
  Alpharma Inc., A .............................................................    United States         333         7,789
a Amgen Inc. ...................................................................    United States         990        70,815
a Bio-Rad Laboratories Inc., A .................................................    United States          64         4,527
  Biomet Inc. ..................................................................    United States         134         4,313
  Biovail Corp. ................................................................        Canada            143         2,179
a Boston Scientific Corp. ......................................................    United States         936        13,843
a Celgene Corp. ................................................................    United States         182         7,881
  Eli Lilly and Co. ............................................................    United States         236        13,452
a Endo Pharmaceuticals Holdings Inc. ...........................................    United States         270         8,789
a Genentech Inc. ...............................................................    United States         106         8,766
a Invitrogen Corp. .............................................................    United States          38         2,410
  Johnson & Johnson ............................................................    United States       1,961       127,347
a King Pharmaceuticals Inc. ....................................................    United States         226         3,849
  Medtronic Inc. ...............................................................    United States         453        21,037
  Merck & Co. Inc. .............................................................    United States         176         7,374
  Pfizer Inc. ..................................................................    United States       1,096        31,083
  Schering-Plough Corp. ........................................................    United States         262         5,788
  Serono SA, ADR ...............................................................     Switzerland          142         3,052
a Varian Medical Systems Inc. ..................................................    United States         419        22,370
a ViroPharma Inc. ..............................................................    United States         102         1,241
a Waters Corp. .................................................................    United States          14           634
  Wyeth ........................................................................    United States         472        23,996
a Zimmer Holdings Inc. .........................................................    United States          92         6,210
                                                                                                                 ----------
                                                                                                                    421,353
                                                                                                                 ----------
  INDUSTRIAL SERVICES 1.5%
a Dycom Industries Inc. ........................................................    United States         199         4,279
  Granite Construction Inc. ....................................................    United States          62         3,308
  Halliburton Co. ..............................................................    United States          78         2,219
a Helix Energy Solutions Group Inc. ............................................    United States         361        12,057
a Jacobs Engineering Group Inc. ................................................    United States          54         4,035
  Smith International Inc. .....................................................    United States          41         1,591
a Veritas DGC Inc. .............................................................    United States         270        17,771
                                                                                                                 ----------
                                                                                                                     45,260
                                                                                                                 ----------


14 | Quarterly Statements of Investments

Institutional Fiduciary Trust

----------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND                                     COUNTRY         SHARES       VALUE
----------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  NON-ENERGY MINERALS 1.6%
  Cemex SAB de CV, CPO, ADR ....................................................        Mexico            240    $    7,219
a Century Aluminum Co. .........................................................    United States           1            34
  Companhia Vale do Rio Doce, ADR ..............................................        Brazil            154         3,320
  Freeport-McMoRan Copper & Gold Inc., B .......................................    United States          70         3,728
  Louisiana-Pacific Corp. ......................................................    United States          22           413
  Mittal Steel Co. NV, N.Y. shs., A ............................................     Netherlands          223         7,747
  Nucor Corp. ..................................................................    United States          70         3,464
  Quanex Corp. .................................................................    United States         105         3,187
  Southern Copper Corp. ........................................................    United States          37         3,423
  Steel Dynamics Inc. ..........................................................    United States         169         8,526
  Texas Industries Inc. ........................................................    United States         169         8,798
                                                                                                                 ----------
                                                                                                                     49,859
                                                                                                                 ----------
  PROCESS INDUSTRIES 1.9%
  Agrium Inc. ..................................................................        Canada            320         8,637
  Bunge Ltd. ...................................................................    United States          31         1,796
  Celanese Corp., A ............................................................    United States         116         2,076
  Eastman Chemical Co. .........................................................    United States          13           702
  FMC Corp. ....................................................................    United States          86         5,510
  H.B. Fuller Co. ..............................................................    United States         298         6,985
a Headwaters Inc. ..............................................................    United States         258         6,024
  Lyondell Chemical Co. ........................................................    United States         602        15,273
a PolyOne Corp. ................................................................    United States          75           625
  Westlake Chemical Corp. ......................................................    United States         258         8,259
                                                                                                                 ----------
                                                                                                                     55,887
                                                                                                                 ----------
  PRODUCER MANUFACTURING 7.8%
  3M Co. .......................................................................    United States         444        33,043
  A.O. Smith Corp. .............................................................    United States         116         4,574
  ArvinMeritor Inc. ............................................................    United States          12           171
  Commercial Metals Co. ........................................................    United States          22           447
  General Electric Co. .........................................................    United States       2,757        97,322
  Kennametal Inc. ..............................................................    United States          60         3,399
a Mettler-Toledo International Inc. ............................................     Switzerland          265        17,530
  Modine Manufacturing Co. .....................................................    United States           2            49
  Mueller Industries Inc. ......................................................    United States         229         8,054
a Terex Corp. ..................................................................    United States         332        15,013
  Tyco International Ltd. ......................................................    United States         180         5,038
  United Technologies Corp. ....................................................    United States         778        49,286
                                                                                                                 ----------
                                                                                                                    233,926
                                                                                                                 ----------
  REAL ESTATE INVESTMENT TRUSTS 0.1%
  Boston Properties Inc. .......................................................    United States          28         2,893
  Post Properties Inc. .........................................................    United States          17           808
                                                                                                                 ----------
                                                                                                                      3,701
                                                                                                                 ----------
  RETAIL TRADE 7.2%
  Abercrombie & Fitch Co., A ...................................................    United States          55         3,821
  Best Buy Co. Inc. ............................................................    United States         118         6,320
a Charming Shoppes Inc. ........................................................    United States         557         7,954


                                        Quarterly Statements of Investments | 15

Institutional Fiduciary Trust

----------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND                                     COUNTRY         SHARES       VALUE
----------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  RETAIL TRADE (CONTINUED)
a Children's Place Retail Stores Inc. ..........................................    United States          40    $    2,561
  Dillard's Inc., A ............................................................    United States         132         4,320
  The Home Depot Inc. ..........................................................    United States         814        29,524
  Longs Drug Stores Corp. ......................................................    United States          37         1,702
  Lowe's Cos. Inc. .............................................................    United States       1,716        48,151
a Pacific Sunwear of California Inc. ...........................................    United States          99         1,493
a Pantry Inc. ..................................................................    United States          44         2,480
  Ross Stores Inc. .............................................................    United States          56         1,423
  Target Corp. .................................................................    United States         476        26,299
a Tween Brands Inc. ............................................................    United States         129         4,851
  Wal-Mart Stores Inc. .........................................................    United States       1,382        68,160
  Walgreen Co. .................................................................    United States         209         9,278
                                                                                                                 ----------
                                                                                                                    218,337
                                                                                                                 ----------
  TECHNOLOGY SERVICES 11.4%
  Accenture Ltd., A ............................................................    United States         429        13,604
  Adobe Systems Inc. ...........................................................    United States           1            37
a CSG Systems International Inc. ...............................................    United States         109         2,881
a EarthLink Inc. ...............................................................    United States         732         5,322
  Fair Isaac Corp. .............................................................    United States          48         1,755
  First Data Corp. .............................................................    United States         516        21,672
a Google Inc., A ...............................................................    United States          84        33,760
  International Business Machines Corp. ........................................    United States         315        25,811
a Mercury Interactive Corp. ....................................................    United States         254        13,089
  Microsoft Corp. ..............................................................    United States       5,574       152,337
a MicroStrategy Inc. ...........................................................    United States           2           204
a Novell Inc. ..................................................................    United States         515         3,152
  Paychex Inc. .................................................................    United States         694        25,574
a RealNetworks Inc. ............................................................    United States         191         2,026
  SAP AG, ADR ..................................................................       Germany             23         1,138
a Sybase Inc. ..................................................................    United States         509        12,338
a Symantec Corp. ...............................................................    United States         243         5,171
a Yahoo! Inc. ..................................................................    United States         907        22,929
                                                                                                                 ----------
                                                                                                                    342,800
                                                                                                                 ----------
  TRANSPORTATION 3.0%
a British Airways PLC, ADR .....................................................    United Kingdom         58         4,641
  C.H. Robinson Worldwide Inc. .................................................    United States         141         6,286
a Continental Airlines Inc., B .................................................    United States         264         7,474
a EGL Inc. .....................................................................    United States          21           765
  Expeditors International of Washington Inc. ..................................    United States         640        28,531
  Lan Airlines SA, ADR .........................................................        Chile             144         5,488
  Overseas Shipholding Group Inc. ..............................................    United States         218        13,466
  Southwest Airlines Co. .......................................................    United States       1,277        21,275
a YRC Worldwide Inc. ...........................................................    United States         101         3,741
                                                                                                                 ----------
                                                                                                                     91,667
                                                                                                                 ----------


16 | Quarterly Statements of Investments

Institutional Fiduciary Trust

----------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND                                     COUNTRY         SHARES       VALUE
----------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  UTILITIES 0.4%
  Cleco Corp. ..................................................................    United States          50    $    1,262
a NRG Energy Inc. ..............................................................    United States         209         9,468
                                                                                                                 ----------
                                                                                                                     10,730
                                                                                                                 ----------
  TOTAL COMMON STOCKS (COST $2,574,322) ........................................                                  2,950,465
                                                                                                                 ----------
  PREFERRED STOCK (COST $9,958) 0.4%
  PROCESS INDUSTRIES 0.4%
  Aracruz Celulose SA, ADR, pfd ................................................        Brazil            249        12,393
                                                                                                                 ----------
  TOTAL LONG TERM INVESTMENTS (COST $2,584,280) ................................                                  2,962,858
                                                                                                                 ----------
  SHORT TERM INVESTMENT (COST $49,810) 1.7%
  MONEY MARKET FUND 1.7%
b Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.95% .........    United States      49,810        49,810
                                                                                                                 ----------
  TOTAL INVESTMENTS (COST $2,634,090) 100.0% ...................................                                  3,012,668
  OTHER ASSETS, LESS LIABILITIES (0.0)% c ......................................                                       (911)
                                                                                                                 ----------
  NET ASSETS 100.0% ............................................................                                 $3,011,757
                                                                                                                 ==========

See Selected Portfolio Abbreviations on page 19.

a     Non-income producing for the twelve months ended September 30, 2006.

b The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

c     Rounds to less than 0.1% of net assets.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 17

Institutional Fiduciary Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------
  MONEY MARKET PORTFOLIO                                                                       SHARES            VALUE
----------------------------------------------------------------------------------------------------------------------------
  MUTUAL FUND (COST $3,469,537,231) 100.4%
a The Money Market Portfolio, 5.28% ...................................................     3,469,537,231    $3,469,537,231
  OTHER ASSETS, LESS LIABILITIES (0.4)% ...............................................                         (14,934,792)
                                                                                                             --------------
  NET ASSETS 100.0% ...................................................................                      $3,454,602,439
                                                                                                             ==============

a     The rate shown is the annualized seven-day yield at period end.

18 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Institutional Fiduciary Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED)

SELECTED PORTFOLIO ABBREVIATIONS:

ADR - American Depository Receipt
CPO - Certificates of Ordinary Participation


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 19

Institutional Fiduciary Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Institutional Fiduciary Trust is registered under the Investment Company Act of 1940 (1940 Act) as a diversified, open-end investment company, consisting of four funds (the Funds).

The Franklin Cash Reserves Fund and the Money Market Portfolio invest substantially all of their assets in the The Money Market Portfolio (the Portfolio), which is registered under the 1940 Act as a diversified, open-end investment company. The Statement of Investments of the Portfolio is included elsewhere in this report and should be read in conjunction with the funds' Statement of Investments.

1. INCOME TAXES

At September 30, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                        ----------------------------------
                                                           FRANKLIN           FRANKLIN
                                                          STRUCTURED         STRUCTURED
                                                        LARGE CAP CORE    LARGE CAP GROWTH
                                                          EQUITY FUND        EQUITY FUND
                                                        ----------------------------------
Cost of investments ................................      $3,024,667         $2,656,539
                                                          ==========         ==========

Unrealized appreciation ............................      $  451,529         $  471,543
Unrealized depreciation ............................        (116,024)          (115,414)
                                                          ----------         ----------
Net unrealized appreciation (depreciation) .........      $  335,505         $  356,129
                                                          ==========         ==========

At September 30, 2006, the cost of investments for book and income tax purposes was the same for the Franklin Cash Reserves Fund and the Money Market Portfolio.

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


20 | Quarterly Statements of Investments



Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INSTITUTIONAL FIDUCIARY TRUST

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    November 27, 2006


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    November 27, 2006














                                Exhibit A






I, Jimmy D. Gambill, certify that:

      1. I have  reviewed  this  report on Form N-Q of  INSTITUTIONAL  FIDUCIARY
TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

November 27, 2006


/S/JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration














I, Galen G. Vetter, certify that:

      1. I have  reviewed  this  report on Form N-Q of  INSTITUTIONAL  FIDUCIARY
TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

November 27, 2006


/S/GALEN G. VETTER
Galen G. Vetter
Chief Financial Officer